USAA logo appears here(R).





                             USAA INTERMEDIATE-TERM
                                             Fund




                                  Picture appears here.





                               Semiannual Report

--------------------------------------------------------------------------------
September 30, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                12

      PORTFOLIO HIGHLIGHTS                                            18

      SHAREHOLDER VOTING RESULTS                                      19

      FINANCIAL INFORMATION

         Portfolio of Investments                                     22

         Notes to Portfolio of Investments                            44

         Statement of Assets and Liabilities                          46

         Statement of Operations                                      47

         Statements of Changes in Net Assets                          48

         Notes to Financial Statements                                49

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
    Precious Metals                  TAXABLE BOND            ASSET ALLOCATION
      and Minerals            --------------------------------------------------
  (ON OCTOBER 1, 2001,
THE FUND'S NAME WAS CHANGED           GNMA Trust            Balanced Strategy
 FROM THE GOLD FUND TO
PRECIOUS METALS AND MINERALS.) High-Yield Opportunities    Cornerstone Strategy

        Growth                          Income           Growth and Tax Strategy

    Growth & Income             Intermediate-Term Bond       Growth Strategy

     Income Stock                   Short-Term Bond          Income Strategy

    International
                              ---------------------------
 Science & Technology               TAX-EXEMPT BOND
                              ---------------------------
   Small Cap Stock
                                      Long-Term
        Value
                                  Intermediate-Term
    World Growth
                                      Short-Term

                                  State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:

               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA INTERMEDIATE-TERM FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears here.]
                                            "THE QUICK RESPONSE OF

                                              MONETARY AND FISCAL

                                         POLICYMAKERS IS ENCOURAGING..."

--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------


               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the economy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear market has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board







               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

               Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of between three and 10 years.

--------------------------------------------------------------------------------
                                                   9/30/01          3/31/01
--------------------------------------------------------------------------------
Net Assets                                    $2,425.3 Million  $2,310.8 Million
Net Asset Value Per Share                           $13.19           $13.09
Tax-Exempt Dividends Per Share Last 12 Months       $0.680           $0.688
Capital Gain Distributions Per Share Last 12
  Months                                               -                -

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/01
--------------------------------------------------------------------------------
                 3/31/01 TO 9/30/01         30-DAY SEC YIELD
                       3.47%**                    3.88%


*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA INTERMEDIATE-TERM FUND


AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
                   TOTAL RETURN    =    DIVIDEND RETURN    +     PRICE CHANGE
--------------------------------------------------------------------------------
   10 YEARS           6.59%        =         5.71%         +         0.88%
   5 YEARS            6.16%        =         5.53%         +         0.63%
   1 YEAR             9.67%        =         5.57%         +         4.10%




                      12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Intermediate-Term Fund to the 12-Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 9/30/1992 to 9/30/2001.

               USAA INTERMEDIATE-TERM      LIPPER INTERMEDIATE MUNICIPAL
                       FUND                     DEBT FUNDS AVERAGE
               ----------------------      -----------------------------
09/30/1992             6.07%                          5.57%
09/30/1993             5.38%                          4.78%
09/30/1994             5.56%                          4.88%
09/30/1995             5.50%                          4.71%
09/30/1996             5.63%                          4.60%
09/30/1997             5.44%                          4.46%
09/30/1998             5.22%                          4.23%
09/30/1999             5.43%                          4.34%
09/30/2000             5.45%                          4.45%
09/30/2001             5.16%                          4.17%


          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA INTERMEDIATE-TERM FUND

AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2001


A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10-year period ending September 30, 2001.

TOTAL RETURN
---------------------
09/30/1992      9.73%
09/30/1993     11.87%
09/30/1994     -1.17%
09/30/1995      9.76%
09/30/1996      5.43%
09/30/1997      9.07%
09/30/1998      8.55%
09/30/1999     -1.24%
09/30/2000      5.14%
09/30/2001      9.67%

DIVIDEND RETURN
---------------------
09/30/1992      6.54%
09/30/1993      6.01%
09/30/1994      5.16%
09/30/1995      6.04%
09/30/1996      5.74%
09/30/1997      5.86%
09/30/1998      5.60%
09/30/1999      5.01%
09/30/2000      5.61%
09/30/2001      5.57%

CHANGE IN SHARE PRICE
---------------------
09/30/1992      3.19%
09/30/1993      5.86%
09/30/1994     -6.33%
09/30/1995      3.72%
09/30/1996     -0.31%
09/30/1997      3.21%
09/30/1998      2.95%
09/30/1999     -6.25%
09/30/2000     -0.47%
09/30/2001      4.10%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 7 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA INTERMEDIATE-TERM FUND


                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Intermediate-Term Fund, the Lehman Brothers Municipal Bond Index, the Lipper Intermediate Municipal Debt Funds Average, and the Lipper Intermediate Municipal Debt Funds Index. The data is for the period 9/30/1991 to 9/30/2001. The data points from the graph are as follows:

                                                    LIPPER          LIPPER
                 USAA         LEHMAN BROTHERS    INTERMEDIATE     INTERMEDIATE
          INTERMEDIATE-TERM   MUNICIPAL BOND    MUNICIPAL DEBT   MUNICIPAL DEBT
                 FUND              INDEX         FUNDS AVERAGE    FUNDS INDEX
          -----------------   ---------------   --------------   --------------
09/30/91       $10,000            $10,000          $10,000          $10,000
03/31/92        10,361             10,366           10,325           10,335
09/30/92        10,973             11,045           10,932           10,931
03/31/93        11,530             11,664           11,461           11,445
09/30/93        12,275             12,453           12,116           12,074
03/31/94        11,884             11,934           11,775           11,741
09/30/94        12,132             12,149           11,970           11,919
03/31/95        12,616             12,821           12,441           12,372
09/30/95        13,315             13,507           13,023           12,954
03/31/96        13,621             13,896           13,315           13,229
09/30/96        14,038             14,323           13,617           13,531
03/31/97        14,411             14,653           13,923           13,826
09/30/97        15,311             15,614           14,667           14,540
03/31/98        15,937             16,223           15,127           14,996
09/30/98        16,619             16,975           15,763           15,599
03/31/99        16,801             17,229           15,925           15,776
09/30/99        16,413             16,857           15,653           15,521
03/31/00        16,660             17,215           15,889           15,745
09/30/00        17,257             17,898           16,415           16,269
03/31/01        18,295             19,095           17,358           17,194
09/30/01        18,926             19,759           17,933           17,771

DATA FROM 9/30/91 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA INTERMEDIATE-TERM FUND

               The graph on page 10 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

               - The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax- exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

               - The Lipper Intermediate Municipal Debt Funds Average, an average performance level of all intermediate-term municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

               There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

12

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio
 Manager appears here.]

                                        Clifford A. Gladson, CFA


--------------------------------------------------------------------------------

                                    * * * *

                YOUR FUND'S PERFORMANCE HAS RECEIVED AN OVERALL

          MORNINGSTAR RATING(TM) OF 4 STARS IN THE MUNICIPAL BOND FUND

               CATEGORY FOR THE PERIOD ENDING SEPTEMBER 30, 2001.





               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS, THE NEXT 22.5% RECEIVE TWO STARS, AND THE BOTTOM 10% RECEIVE ONE STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA INTERMEDIATE-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME
               PERIODS: 1,649 FUNDS IN THE LAST THREE YEARS, 1,442 FUNDS IN THE LAST FIVE YEARS, AND 468 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA INTERMEDIATE-TERM FUND RECEIVED A MORNINGSTAR RATING OF FOUR STARS, FIVE STARS, AND FOUR STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

 ...CONTINUED
--------------------------------------------------------------------------------

HOW DID THE USAA INTERMEDIATE-TERM FUND PERFORM FROM MARCH 31 TO SEPTEMBER 30, 2001?

               For the first six months of its fiscal year, your Fund provided a total return of 3.47%, compared to an average of 3.21% for the 128 funds in the Lipper Intermediate Municipal Debt Funds category. During this period, the Fund's share price increased 10 cents to $13.19. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 5.16%, well above the 4.17% Lipper category average yield.

               In addition, the Fund ranked 1 out of 24 funds in the Lipper Intermediate Municipal Debt Funds category for the 10-year period ending September 30, 2001.

WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               Like all of America, we watched in disbelief on Tuesday, September 11, 2001, as acts of terrorism took the lives of so many at the World Trade Center in New York, at the Pentagon in Washington, D.C., and in rural Pennsylvania. Our heartfelt prayers go out to all of the victims and their families and friends.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               FOR THE ONE- AND FIVE-YEAR PERIODS ENDING SEPTEMBER 30, 2001, THE FUND RANKED 21 OUT OF 114 FUNDS AND 7 OUT OF 95 FUNDS,
               RESPECTIVELY, IN THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

               REFER TO PAGE 11 FOR THE LIPPER AVERAGE DEFINITION.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

               In addition to exacting a human toll, the terrorists sucker-punched the headquarters of the American capital markets. However, the test of any champion is the ability to get up and get going after being knocked down. The credit markets passed this test with flying colors. The banking system never missed a beat; the Federal Reserve wire completed cash transactions and the Depository Trust Corporation settled outstanding trades. The financial community relocated displaced employees and quickly deployed backup systems. By Wednesday, the 12th, some money market funds were open for business. On Thursday, the bond market was back in business. In less than a week, the entire financial system was up and running. A knockdown is not a knockout; the men and women who make up America's financial markets answered the bell.

               Even before the events of September 11, the economy was experiencing higher unemployment claims, reduced levels of capital spending, and disappointing corporate profits. In an effort to stimulate economic growth, the Federal Reserve Board (the Fed) cut short-term interest rates nine times since the beginning of calendar year 2001, including a 0.50% cut on September 17 and an additional 0.50% cut on October 2, just after the period's end.

               Although money market yields have fallen significantly, yields for intermediate-term securities have changed relatively little. Over the last six months, the yield-to-maturity for high-quality municipal bonds with a maturity of 10 years fell only 0.20%. It is uncertain if this trend reflects market expectations of a reduced federal surplus, higher future inflation expectations, or anticipation of a return to higher levels of economic activity in 2002.

 ...CONTINUED
--------------------------------------------------------------------------------

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THIS PERIOD?

               Even though the Fund purchases only investment-grade securities, I tilted the portfolio toward higher-grade credits and purchased more securities with secondary credit enhancement, such as bond insurance or bank guarantees, when the economy first began to show signs of a slowdown in 2000. The Fund did not own bonds secured by revenues from the World Trade Center.

               USAA's team of municipal analysts carefully examines our credit exposures for risk. I rely on diversification to minimize the impact of an unthinkable event such as the September 11 attack. Diversification is the practice of investing in a large number of small, unrelated risks instead of a small number of large risks. It is no accident that your Fund owns more than 250 individual securities. A well-diversified portfolio is better prepared to absorb the shock of a random credit catastrophe.

               The primary objective of the Fund is to distribute a high level of tax-exempt dividend income. This objective leads me to manage the portfolio with an income orientation that reflects the mathematical nature of bonds, the federal income tax code, and the behavior of the fixed-income market.

               Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               Common sense dictates that a taxpayer values tax-exempt income over taxable capital gain distributions. The table and three graphs on pages 8 and 9 show the sources of total return for the USAA Intermediate-Term Fund over the last one-, five-, and 10-year periods. Notice that even though there is a good deal of short-term volatility in share price, the tax-exempt dividend return is the dominant component of long-term total return.

               Two market factors shape an income-oriented portfolio strategy. First, to my knowledge, no one has been able to consistently predict the movement in interest rates. Consequently, under normal market conditions, I tend to keep the Fund fully invested. When I trade bonds, I do so to take advantage of interest rate movements that can increase a fund's dividend distribution yield. I manage trading activity carefully to minimize taxable capital gain distributions. The second market factor that influences portfolio strategy is the tendency of yields for municipal bonds to increase as bond maturity lengthens. Consequently, the Fund will usually have a weighted-average maturity of about nine years.

               Many of our shareholders have made it clear that they do not want the income of their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Since their inception, none of the USAA tax-exempt bond funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders of any change in the federal tax code that would compel us to reconsider this position.

 ...CONTINUED
--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

               Even in this era of instant communications, changes in monetary policy, tax cuts, and fiscal stimulus packages take time to affect business conditions. In the short term, the tragedies of September 11 could delay an economic recovery until 2002.

               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

               The table below compares the yield of the USAA Intermediate-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
  TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
  To match the USAA Intermediate-Term Fund's closing 30-day SEC yield of 3.88%, and assuming a marginal federal tax rate of: 27.50% 30.50% 35.50% 39.10%

  A FULLY TAXABLE INVESTMENT MUST PAY:          5.36%    5.59%    6.02%    6.38%


               This table is based on a hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.




               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

18

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                              PORTFOLIO RATINGS MIX
                                    9/30/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA Intermediate-Term Fund to be:

AAA - 42%; AA - 21%; A - 15%; BBB - 20%; B - 1%; and Cash Equivalents - 1%.



               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 0.60%, 0.40%, and 1.90%, respectively, of the Fund's investments and are included in the appropriate categories above.




               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 22-43.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS

               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA Intermediate-Term Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                     VOTES
               DIRECTORS                    VOTES FOR                WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis              1,842,731,201            33,320,138

               Christopher W. Claus         1,842,731,201            33,320,138

               David G. Peebles             1,842,731,201            33,320,138

               Michael F. Reimherr          1,842,731,201            33,320,138

               Richard A. Zucker            1,842,731,201            33,320,138

               Barbara B. Dreeben           1,842,731,201            33,320,138

               Robert L. Mason, Ph.D.       1,842,731,201            33,320,138

               Laura T. Starks, Ph.D.       1,842,731,201            33,320,138

20

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 102,746,110     6,511,098      1,905,487        1,198,229


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 102,870,560     6,459,193      1,832,941        1,198,230


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 101,941,347     7,101,877      2,119,471        1,198,229

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 98,384,413     10,936,135      1,842,146        1,198,230


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 104,131,075     5,007,266      2,024,353        1,198,230

22

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

               PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

               VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

               CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

               (ETM)  Escrowed to final maturity.
               (PRE)  Prerefunded to a date prior to maturity.
               (LOC)  Enhanced by a bank letter of credit.
               (NBGA) Enhanced by a nonbank guarantee agreement.
               (INS)  Scheduled principal and interest payments are insured by:
                      (1) MBIA, Inc.
                      (2) AMBAC Financial Group, Inc.
                      (3) Financial Guaranty Insurance Co.
                      (4) Financial Security Assurance Holdings Ltd.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


                      (5) Asset Guaranty Insurance Co.
                      (6) ACA Financial Guaranty Corp.
                      (7) College Construction Loan Insurance Association
                      (8) AXA Reinsurance Group


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------
         COP       Certificate of Participation
         EDC       Economic Development Corp.
         GAN       Grant Anticipation Note
         GO        General Obligation
         IDA       Industrial Development Authority/Agency
         IDB       Industrial Development Board
         IDC       Industrial Development Corp.
         IDRB      Industrial Development Revenue Bond
         ISD       Independent School District
         MFH       Multifamily Housing
         PCRB      Pollution Control Revenue Bond
         RB        Revenue Bond
         TRAN      Tax Revenue Anticipation Note

24

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (91.3%)
            ALABAMA (0.5%)
  $ 2,000   Baldwin County Health Care Auth.
              Hospital RB, Series 1996              6.75%  4/01/2015  $    2,028
    2,500   Montgomery BMC Special Care Facilities
              Financing Auth. RB, Series 1998B
              (INS)1                                4.88  11/15/2018       2,446
    5,000   Prattville IDB PCRB, Series 1998        5.15   9/01/2013       4,965
    2,000   Univ. of Alabama at Birmingham
              Hospital RB, Series 2000A (INS)1      5.75   9/01/2020       2,123

            ALASKA (0.3%)
    6,670   Housing Finance Corp. Mortgage RB,
              Series 1997A-1                        5.50  12/01/2017       6,846

            ARIZONA (0.2%)
    4,500   Maricopa County Hospital RB,
              Series 1997                           6.13   4/01/2018       4,500

            ARKANSAS (0.5%)
    3,065   Little Rock Capital Improvement RB,
              Series 1998A                          5.70   1/01/2018       3,102
    3,060   Mississippi County Hospital RB,
              Series 1992B                          6.85  11/01/2002       3,096
    5,895   St. Francis County Hospital RB,
              Series 1985                           6.50   2/01/2005       5,937

            CALIFORNIA (4.9%)
    7,100   Central Valley Financing Auth.
              Cogeneration Project RB, Series 1993
              (Carson Ice-Gen) (PRE)                6.10   7/01/2013       7,705
   10,500   Contra Costa Transportation Auth. RB,
              Series 1991A (ETM)(INS)3,a            6.30   3/01/2003      10,142
            Foothill/Eastern Transportation
              Corridor Agency RB,
   10,000     Series 1995A (ETM)a                   6.87   1/01/2010      10,018
   15,000     Series 1995A (PRE)a                   7.10   1/01/2011      15,274
    9,085     Series 1995A (PRE)a                   6.82   1/01/2013       9,269
            Modesto Irrigation District COP,
    3,320     Series 1999A (INS)2,a                 5.64   7/01/2017       1,485
    3,325     Series 1999A (INS)2,a                 5.69   7/01/2018       1,394
   19,900   Pleasanton Joint Powers Financing Auth.
              RB, Series 1993A                      6.00   9/02/2005      21,263

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Sacramento Cogeneration Auth. RB,
  $ 1,800     Series 1995 (PRE)                     6.38%  7/01/2010  $    2,068
    1,500     Series 1995                           6.38   7/01/2010       1,621
            San Joaquin Hills Transportation
              Corridor Agency Senior Lien RB,
    3,525     Series 1993 (ETM) 7.05/7.35%,
                1/01/2002g                          7.05   1/01/2005       3,929
    8,305     Series 1993 (ETM) 7.05/7.35%,
                1/01/2002g                          7.87   1/01/2006       9,505
    5,000     Series 1993 (ETM) 7.05/7.35%,
                1/01/2002g                          7.50   1/01/2007       5,832
   16,795     Series 1993 (ETM) 7.05/7.35%,
                1/01/2002g                          7.71   1/01/2008      19,904

            COLORADO (0.9%)
    5,000   Adams County PCRB, Series 1999 (INS)2   5.10   1/01/2019       5,046
              Denver Health and Hospital Auth.
              Healthcare RB,
    1,000     Series 1998A                          5.20  12/01/2012         972
      635     Series 1998A                          5.25  12/01/2013         616
    2,200     Series 1998A                          5.38  12/01/2018       2,088
    1,000     Series 2001A                          6.25  12/01/2016       1,058
            Health Facilities Auth. Hospital RB,
      500     Series 1993 (Rocky Mountain Adventist
              Healthcare) (PRE)                     6.63   2/01/2013         537
    9,000     Series 1993 (Rocky Mountain Adventist
              Healthcare)                           6.63   2/01/2013       9,323
    2,500   Housing and Finance Auth. MFH RB,
              Series 1997C-3                        5.65  10/01/2015       2,501

            CONNECTICUT (1.5%)
            Mashantucket (Western) Pequot Tribe RB,
    4,960     Series 1996A (PRE)d                   6.40   9/01/2011       5,771
   10,780     Series 1996Ad                         6.40   9/01/2011      11,610
    1,000     Series 1997Bd                         5.60   9/01/2009       1,046
    2,400     Series 1997Bd                         5.70   9/01/2012       2,472
   16,500     Series 1997Bd                         5.75   9/01/2018      16,429

            DELAWARE (0.3%)
            Municipal Electric Corp. RB,
    1,010     Series 2001 (INS)2                    5.25   7/01/2013       1,078
    1,295     Series 2001 (INS)2                    5.25   7/01/2014       1,369
    1,365     Series 2001 (INS)2                    5.25   7/01/2015       1,431
    1,460     Series 2001 (INS)2                    5.25   7/01/2017       1,508
    1,580     Series 2001 (INS)2                    5.25   7/01/2018       1,623

26

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA (3.8%)
  $30,000   Convention Center Auth. RB,
              Series 1998 (INS)2                    5.00% 10/01/2018  $   30,032
            GO,
    2,405     Series 1993A (ETM)                    5.80   6/01/2004       2,595
   11,700     Series 1993A                          5.80   6/01/2004      12,503
    1,230     Series 1993E (PRE)                    5.75   6/01/2005       1,321
      450     Series 1993E (PRE)                    5.75   6/01/2006         483
    3,870     Series 1994A-3                        5.50   6/01/2006       4,174
        5     Series 2001E                          5.75   6/01/2005           5
   10,545     Series 2001E (ETM)                    5.75   6/01/2005      11,284
      810     Series 2001E                          5.75   6/01/2006         863
   10,740     Series 2001E (ETM)                    5.75   6/01/2006      11,492
    6,250   Hospital RB, Series 1992B (PRE)         6.75   8/15/2007       6,769
            RB,
    4,560     Series 1999 (American Association of
              Homes and Services for the Aging,
                Inc.)(INS)6                         6.20   7/01/2019       4,838
    6,000     Series 1999A (National Academy of
              Science) (INS)2                       5.00   1/01/2019       5,941

            FLORIDA (1.1%)
            Dade County RB,
    7,905     Series 1996B (INS)2,a                 6.00  10/01/2011       5,028
    8,610     Series 1996B (INS)2,a                 6.10  10/01/2012       5,093
    8,760     Series 1996B (PRE)(INS)2,a            6.20  10/01/2013       5,099
    4,100   Miami Beach Health Facilities Auth.
              Hospital RB, Series 2001A (Mount
              Sinai Medical Center)                 6.13  11/15/2011       4,281
    7,000   North Miami Educational Facilities RB,
              Series 1994A (Johnson and Wales
              University)                           6.10   4/01/2013       7,266

            GEORGIA (0.2%)
    5,000   Savannah Hospital Auth./ Candler Health
              Systems RB, Series 1998B (INS)4       5.00   7/01/2018       4,991

            HAWAII (0.3%)
    2,000   Honolulu City and County GO, Series
              1999C (INS)3                          5.00   7/01/2019       1,989
    5,000   Housing Finance and Development Corp.
              RB, Series 1997B                      5.45   7/01/2017       5,163

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            IDAHO (0.1%)
  $ 2,325   Health Facilities Auth. RB,
              Series 1998                           5.25%  5/01/2014  $    2,258

            ILLINOIS (7.2%)
    1,895   Bedford Park Tax Increment RB,
              Series 1993 (ETM)                     7.38  12/01/2004       2,156
            Channahon Tax Increment RB,
    2,550     Series 2000                           6.25   1/01/2010       2,647
    6,040     Series 2000                           6.88   1/01/2020       6,315
            Chicago School Board GO,
   29,925     Series 1999A (INS)3,a                 4.82  12/01/2013      16,897
   15,535     Series 1999A (INS)3,a                 5.13  12/01/2016       7,235
   10,775     Series 1999A (INS)3,a                 5.17  12/01/2017       4,704
   21,235   Chicago-O'Hare International Airport
              RB, Series 1994A (INS)1,f             6.20   1/01/2007      23,174
    7,460   Cook County Forest Preserve District
              GO, Series 1996 (INS)1                5.80  11/01/2016       7,897
    8,920   Development Finance Auth. RB,
              Series 1995                           7.00   3/01/2007       9,239
            Health Facilities Auth. RB,
   10,000     Hospital Sisters Services, Inc.
                (INS)1                              5.00   6/01/2018       9,860
    6,700     Series 1992 (Mercy Hospital)          7.00   1/01/2007       4,784
    8,000     Series 1993B (Univ. of Chicago
              Hospital) (INS)1                      5.75   8/15/2014       8,449
    3,150     Series 1996 (Mercy Hospital)          6.00   1/01/2006       2,262
    7,815     Series 1996 (Mercy Hospital)          6.38   1/01/2015       4,736
    5,000     Series 1996A (Riverside Medical
                Center)                             6.00  11/15/2015       5,186
    1,000     Series 1998 (Centegra Health System)  5.25   9/01/2013       1,002
    2,000     Series 1998 (Centegra Health System)  5.25   9/01/2014       1,984
    2,500     Series 1998 (Centegra Health System)  5.25   9/01/2018       2,385
    4,250     Series 2000 (Riverside Medical
                Center)                             6.80  11/15/2020       4,655
    3,000     Series 2001A (INS)4                   5.00   2/15/2020       2,949
    8,050   Lake County Community Unit School
              District GO, Series 1999B (INS)4,a    5.13  12/01/2016       3,749
            Northern Illinios Univ. Auxiliary
              Facilities System RB,
    4,735     Series 2001 (INS)3                    4.88   4/01/2018       4,656
    6,865     Series 2001 (INS)3                    5.00   4/01/2019       6,798
    6,565     Series 2001 (INS)3                    5.00   4/01/2021       6,417
            Univ. of Illinois COP,
    5,820     Series 1999 (INS)1                    5.25   8/15/2015       6,063
    4,000     Series 1999 (INS)1                    5.25   8/15/2016       4,132
    7,815     Series 2001A (INS)2                   5.00   8/15/2020       7,688

28

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $14,070   Will County Forest Preserve District
              GO, Series 1999B (INS)3,a             5.40% 12/01/2017  $    6,143

            INDIANA (2.4%)
    7,465   Bond Bank State Revolving Fund RB,
              Series 2000A                          5.50   8/01/2016       7,922
            Health Facility Financing Auth. RB,
    1,400     Series 1998 (Floyd Memorial Hospital) 5.25   2/15/2018       1,356
    5,000     Series 1999A (Sisters St. Francis)
                (INS)1                              5.15  11/01/2019       5,013
    6,000   Indianapolis Economic Development RB,
              Series 1996                           6.05   1/15/2010       6,311
    9,435   Indianapolis Thermal Energy System RB,
              Series 2001A (INS)1                   5.00  10/01/2020       9,338
            Pike Township School Building Corp. RB,
    4,600     Series 1992A                          6.00   2/01/2006       4,840
    4,700     Series 1992A                          6.00   8/01/2006       4,945
    1,150   St. Joseph County Economic Development
              RB, Series 1997                       5.45   2/15/2017       1,092
    7,260   St. Joseph County Hospital Auth. RB,
              Series 1999                           5.75   2/15/2019       6,841
   11,000   Univ. of Southern Indiana RB,
              Series 2001A (INS)2                   5.00  10/01/2018      10,981

            IOWA (1.1%)
    5,500   Finance Auth. RB, Series 1998A (INS)1   5.25   7/01/2015       5,685
    3,280   Higher Education Loan Auth. RB,
              Series 1995 (INS)7                    6.13  10/01/2016       3,517
    7,950   Marion County Commercial Development
              RB, Series 1999 (INS)8                5.95   1/01/2014       8,514
   10,000   Student Loan Liquidity Corp. RB,
              Series 1992Af                         6.45   3/01/2002      10,157

            KANSAS (0.4%)
    9,000   Development Finance Auth. PCRB,
              Series 2001-II                        4.80  11/01/2020       8,646

            LOUISIANA (2.0%)
    6,825   Office Facilities Corp. Lease RB,
              Series 2001 (INS)2                    5.38   5/01/2018       7,121
    5,175   Offshore Terminal Auth. RB,
              Series 1998                           5.20  10/01/2018       5,213

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Orleans Levee District RB,
  $ 6,845     Series 1986 (INS)4                    5.95% 11/01/2014  $    7,436
    6,950     Series 1986 (INS)4                    5.95  11/01/2015       7,524
    7,015     Series A (INS)4                       5.95  11/01/2010       7,705
    9,000   Plaquemines Port, Harbor and Terminal
              District RB, Series 1985C             5.00   9/01/2007       9,260
    1,400   Public Facilities Auth. RB,
              Series 1997B                          5.63   8/01/2017       1,456
    3,955   St. Tammany Parish Hospital Service
              District No. 1 RB, Series 1998
                (INS)6                              5.00   7/01/2018       3,801

            MAINE (1.8%)
   41,400   Bucksport Solid Waste Disposal RB,
              Series 1985                           6.25   5/01/2010      42,698
    2,000   Housing Auth. Mortgage Purchase Bonds,
              Series 2001A                          5.35  11/15/2021       2,027

            MARYLAND (1.0%)
            Community Development Administration
              RB,
    7,090     Series 1996A                          5.88   7/01/2016       7,514
   15,915     Series 1997-1                         5.60   4/01/2018      16,702

            MASSACHUSETTS (0.4%)
    5,105   Federal Highway GAN, Series 2000A       5.75   6/15/2015       5,596
    3,640   Housing Finance Agency RB,
              Series 1992C                          6.35  11/15/2003       3,790

            MICHIGAN (2.2%)
    8,000   Detroit Building Auth. RB,
              Series 1996A (LOC)                    6.15   2/01/2011       8,618
    4,000   Detroit Downtown Development Auth.
              Bond, Series 1998C (INS)1             5.00   7/01/2018       4,017
   23,330   Dickinson County EDC RB, Series 1989    6.55   3/01/2007      23,770
    2,390   Higher Education Facilities Auth. RB,
              Series 1998                           5.35   6/01/2013       2,411
            Hospital Finance Auth. RB,
    5,000     Series 1995A (Genesys Health
              System) (PRE)                         7.50  10/01/2007       5,932
      325     Series 1996 (Central Michigan
                Hospital)                           5.90  10/01/2004         337
      100     Series 1996 (Central Michigan
                Hospital)                           6.00  10/01/2005         104
      150     Series 1996 (Central Michigan
                Hospital)                           6.10  10/01/2006         157
      160     Series 1996 (Central Michigan
                Hospital)                           6.20  10/01/2007         169
    2,600     Series 1996 (Central Michigan
                Hospital)                           6.25  10/01/2016       2,622

30

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $ 5,460   Strategic Fund RB, Series 1997A (NSF
              International) (LOC)                  5.75%  8/01/2019  $    5,690

            MINNESOTA (1.3%)
    2,500   Housing Finance Agency RB,
              Series 1997G                          6.00   1/01/2018       2,704
    4,205   Maplewood Health Care Facility RB,
              Series 1996                           5.95  11/15/2006       3,800
            South St. Paul Hospital Facility RB,
    8,435     Series 1994                           6.50  11/01/2004       8,056
    9,095     Series 1994                           6.75  11/01/2009       8,216
            St. Paul Hospital RB,
    4,000     Series 1997A                          5.70  11/01/2015       3,106
    1,500     Series 1997B                          5.85  11/01/2017       1,158
    5,260   Washington County Hospital Facility
              RB, Series 1998                       5.38  11/15/2018       3,709

            MISSISSIPPI (2.2%)
   19,850   Hospital Equipment and Facilities Auth.
              RB, Series 2000                       6.35  12/01/2015      20,364
   15,885   Lafayette County Hospital RB,
              Series 1997                           5.50   3/01/2009      16,969
    1,500   Lincoln County Hospital RB,
              Series 1998B (INS)5                   5.50   4/01/2018       1,534
    2,540   Prentiss County Hospital RB,
              Series 1985                           6.50   2/01/2005       2,523
   11,170   Union County Hospital RB, Series 1997   5.50   3/01/2009      12,069

            MISSOURI (0.4%)
    2,000   Health and Educational Facilities Auth.
              RB, Series 1997                       5.75   2/01/2017       1,981
            St. Louis RB,
    4,000     Series 2000                           6.00   1/01/2008       4,103
    4,460     Series 2000                           6.13   1/01/2009       4,569

            NEBRASKA (0.7%)
    2,800   Cass County School District 001 GO,
              Series 1998 (INS)2                    5.00  12/15/2014       2,871
            Investment Finance Auth. Hospital RB,
      620     Series 1997 (INS)5                    5.30  11/15/2012         646
    2,000     Series 1997 (INS)5                    5.45  11/15/2017       2,030

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Platte County Hospital Auth. Number 1
              Hospital RB,
  $   500     Series 2000 (INS)5                    5.50%  5/01/2010  $      536
      500     Series 2000 (INS)5                    5.55   5/01/2011         538
      500     Series 2000 (INS)5                    5.65   5/01/2012         536
      500     Series 2000 (INS)5                    5.75   5/01/2013         536
      500     Series 2000 (INS)5                    5.90   5/01/2015         534
    3,500     Series 2000 (INS)5                    6.05   5/01/2020       3,758
    4,000   Scotts Bluff County Hospital Auth. RB,
              Series 1998                           5.13  11/15/2019       3,903

            NEVADA (1.1%)
    5,000   Clark County Airport System Subordinate
              Lien RB, Series 2001B (INS)3          5.25   7/01/2019       5,051
    1,000   Clark County Flood Control GO,
              Series 1998 (INS)3                    4.50  11/01/2016         963
   16,640   Clark County School District GO,
              Series 1991B (INS)3,a                 6.24   3/01/2004      15,470
    6,040   Department of Business and Industry RB,
              Series 2000 (Las Vegas Monorail)
              (INS)2,a                              5.76   1/01/2017       2,764
    2,000   Reno Hospital RB, Series 1998 (INS)1    5.00   5/15/2018       1,987

            NEW HAMPSHIRE (0.5%)
    5,000   Business Finance Auth. PCRB,
              Series 1992A                          5.85  12/01/2022       5,044
            Higher Educational and Health
              Facilities Auth. RB,
    3,000     Series 1997 (Kendal at Hanover) (LOC) 5.80  10/01/2012       3,030
    5,055     Series 1997 (Kendal at Hanover) (LOC) 5.90  10/01/2018       5,070

            NEW JERSEY (2.3%)
    6,150   Camden County Improvement Auth. RB,
              Series 1997                           5.88   2/15/2015       5,031
            Economic Development Auth. RB,
   15,000     Series 1994A (INS)1                   5.88   7/01/2011      16,350
    2,000     Series 1997A                          5.75  12/01/2016       1,860
   31,260   Turnpike Auth. RB, Series 1991Af        6.50   1/01/2003      32,748

32

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            NEW MEXICO (0.2%)
  $ 5,615   Chaves County Hospital RB,
              Series 1992 (PRE)                     7.25% 12/01/2010  $    6,029

            NEW YORK (19.5%)
    6,000   Dormitory Auth. RB, Bronx-Lebanon
              Hospital Center, Series 1998E         5.20   2/15/2015       6,192
            Dormitory Auth. RB, Brookdale Hospital,
    5,000     Series 1998J                          5.20   2/15/2015       5,160
    4,000     Series 1998J                          5.20   2/15/2016       4,094
    4,760     Series 1998J                          5.30   2/15/2017       4,878
    9,300   Dormitory Auth. RB, Court Facilities
              Lease, Series 1993A                   5.63   5/15/2013       9,725
    4,065   Dormitory Auth. RB, Lutheran Center at
              Poughkeepsie, Series 1997 (LOC)       6.00   7/01/2014       4,422
            Dormitory Auth. RB, Mental Health,
    2,055     Series 1997A                          5.75   2/15/2010       2,244
    2,000     Series 1997A                          5.75   2/15/2011       2,176
    2,000     Series 1997A                          5.75   2/15/2012       2,169
    2,460     Series 1997B                          5.75   2/15/2010       2,685
    4,050     Series 1997B                          5.75   2/15/2012       4,393
       30     Series 1997B (PRE)                    5.50   8/15/2017          33
    4,645     Series 1997B                          5.50   8/15/2017       4,826
            Dormitory Auth. RB, New York City
              University,
    5,000     1996 Series 2                         6.00   7/01/2009       5,504
    1,760     1996 Series 2                         6.00   7/01/2010       1,930
    5,500     Series 1993A                          5.75   7/01/2013       6,238
   14,560   Dormitory Auth. RB, Northern General
              Hospital, Series 1998G                5.30   2/15/2019      14,791
            Dormitory Auth. RB, State University,
    2,725     Series 1994B                          5.90   5/15/2006       2,946
    2,500     Series 1994B (PRE)                    6.00   5/15/2007       2,768
    1,000     Series 1995A                          5.88   5/15/2007       1,092
    3,500     Series 1995A (PRE)                    6.00   5/15/2009       3,953
    2,250     Series 1995A (PRE)                    6.00   5/15/2010       2,541
    2,175     Series 1995A (PRE)                    6.00   5/15/2011       2,457
   14,120     Series 1996                           5.75   5/15/2013      15,179
    7,000     Series 1996                           5.75   5/15/2016       7,426
    1,415   Environmental Facilities Corp. PCRB,
              Series 1991E                          6.40   6/15/2003       1,448

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Housing Finance Agency Service Contract
              Obligation RB,
  $ 1,450     Series 1995A (PRE)                    6.25%  9/15/2010  $    1,679
      825     Series 1995A                          6.25   9/15/2010         902
      885     Series 1996A (PRE)                    6.00   9/15/2016       1,018
    3,535     Series 1996A                          6.00   9/15/2016       3,813
   75,745   Housing New York Corp. RB, Series 1993  5.00  11/01/2018      75,839
   10,295   Long Island Power Auth. Electric
              Systems RB, Series 2000A (INS)4,a     5.41   6/01/2014       5,745
            Medical Care Facilities Finance Agency
              RB,
    5,000     Series 1994A (PRE)                    6.40   2/15/2007       5,672
    5,000     Series 1994A (PRE)                    6.50   2/15/2008       5,688
   10,000     Series 1994A                          6.13   8/15/2013      10,856
    7,445     Series 1995A (Adult Day Care)         6.00  11/15/2010       8,084
    2,675     Series 1995A (Brookdale Hospital)
                (ETM)                               6.70   2/15/2005       3,011
    2,750     Series 1995A (Brookdale Hospital)
                (PRE)                               6.70   8/15/2005       3,146
    2,860     Series 1995A (Brookdale Hospital)
                (PRE)                               6.75   2/15/2006       3,276
    2,940     Series 1995A (Brookdale Hospital)
                (PRE)                               6.75   8/15/2006       3,368
    3,045     Series 1995A (Brookdale Hospital)
                (PRE)                               6.80   2/15/2007       3,493
    3,130     Series 1995A (Brookdale Hospital)
                (PRE)                               6.80   8/15/2007       3,591
    5,700     Series 1995A (Brookdale Hospital)
                (PRE)                               6.80   8/15/2012       6,539
   22,230   Metropolitan Transportation Auth.
              Service Contract RB, Series P         5.75   7/01/2015      23,551
   25,000   Mortgage Agency RB, Series 83           5.45   4/01/2018      25,989
    8,950   Nassau County Interim Finance Auth.,
              Series 2000A (INS)1                   4.75  11/15/2010       9,252
    3,235   New York City 34th St. Partnership RB,
              Series 1993                           5.50   1/01/2014       3,367
            New York City GO,
   11,755     Series 1992H (PRE)                    6.88   2/01/2004      12,124
    1,025     Series 1992H                          6.88   2/01/2004       1,053
   17,000     Series 1993B (PRE)                    6.75  10/01/2004      18,039
    1,710     Series 1993C (PRE)                    6.50   8/01/2004       1,800
    7,290     Series 1993C                          6.50   8/01/2004       7,647
   15,000     Series 1995A                          6.25   8/01/2008      16,100
   10,000     Series 1996G                          5.75   2/01/2010      10,724
    5,000     Series 1997I                          6.00   4/15/2012       5,443
   10,000     Series 2001D                          5.00   8/01/2016      10,065
    5,000   New York City Municipal Water Finance
              Auth. RB, Series 1998A                5.25   6/15/2018       5,094

34

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Thruway Auth. RB,
  $ 7,500     Series 1995 (PRE)                     6.00%  4/01/2009  $    8,440
    2,150     Series 1995 (PRE)                     6.10   4/01/2010       2,426
            Urban Development Corp. RB,
   20,955     Series 1993                           5.75   1/01/2013      22,041
   21,700     Series 1993                           5.50   1/01/2015      22,593

            NORTH CAROLINA (0.3%)
    6,000   Municipal Power Agency RB, Series 1992  6.00   1/01/2004       6,302

            OHIO (0.8%)
    4,150   Building Auth. State Facilities Bond,
              Series 1999A                          5.00  10/01/2018       4,181
    4,000   Franklin County Development RB,
              Series 1999                           5.80  10/01/2014       4,308
    2,650   Franklin County Health Care Facilities
              RB, Series 1997                       5.50   7/01/2017       2,404
    4,000   Housing Finance Agency Residential
              Mortgage RB, Series 2001D (NBGA)      5.10   9/01/2017       4,093
    4,000   IDA RB, Series 1992                     5.75  12/01/2002       4,136

            OKLAHOMA (0.4%)
            Holdenville Industrial Auth. RB,
    1,650     Series 1995 (PRE)                     6.60   7/01/2010       1,907
    3,250     Series 1995 (PRE)                     6.70   7/01/2015       3,771
    3,040   Valley View Hospital Auth. RB,
              Series 1996                           5.75   8/15/2006       3,099

            PENNSYLVANIA (4.1%)
   30,660   Finance Auth. RB, Series 1993           6.60  11/01/2009      33,280
    9,440   GO, Series 1992-2a                      6.11   7/01/2004       8,677
    5,500   Higher Educational Facility Auth. RB,
              Series 1999A (INS)4                   5.25   8/01/2014       5,784
    3,565   Housing Finance Agency RB, Series 1992  5.90   7/01/2004       3,704
   10,000   Montgomery County IDA RB, Series 1996B  5.63  11/15/2012      10,385
    9,000   Philadelphia GO, Series 2001 (INS)4     4.90   9/15/2020       8,788
   11,370   Philadelphia IDA RB, Series 1998A
              (LOC)                                 5.15   3/01/2019      11,476
   10,550   Philadelphia Water and Wastewater RB,
              Series 1993 (INS)3                    5.65   6/15/2012      11,043
    5,000   York County IDA RB, Series 1992         6.25   7/01/2002       5,131

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            PUERTO RICO (3.4%)
            Electric Power Auth. RB,
  $ 5,000     Series S                              7.00%  7/01/2006  $    5,821
    4,420     Series X                              5.80   7/01/2009       4,801
    4,500     Series X                              5.90   7/01/2010       4,888
    4,000     Series X                              6.00   7/01/2011       4,346
    4,220     Series Z                              5.50   7/01/2012       4,492
   22,200   Housing Bank and Finance Agency RB      7.50  12/01/2006      24,755
    1,465   Municipal Finance Agency RB,
              Series 1992A                          5.80   7/01/2004       1,535
   14,060   Public Building Auth. GO, Series K      6.50   7/01/2003      14,706
            Public Improvement GO,
    7,500     Series 1994                           6.10   7/01/2006       8,170
    7,825     Series 1994                           6.20   7/01/2007       8,685

            RHODE ISLAND (1.0%)
            Health and Educational Building Corp.
              RB,
    3,385     Series 1996 (INS)1                    5.50   5/15/2012       3,619
    7,600     Series 1996 (INS)1                    5.50   5/15/2016       7,894
    4,345     Series 1999A (LOC)                    5.88  11/15/2014       4,639
            Housing and Mortgage Finance Corp.
              Bond,
    1,690     Series 25A                            5.60  10/01/2017       1,756
    2,115     Series 37-A                           5.13   4/01/2017       2,149
    4,805   Housing and Mortgage Finance Corp. MFH
              RB, Series 1995A (INS)2               5.70   7/01/2007       5,119

            SOUTH CAROLINA (0.3%)
    4,250   Georgetown County Environment
              Improvement RB, Series 2000A          5.95   3/15/2014       4,488
    3,000   Marion County Hospital District RB
              (INS)7                                5.50  11/01/2015       3,120

            SOUTH DAKOTA (0.2%)
    4,000   Housing Development Auth. Bond,
              Series 2001D                          5.25   5/01/2017       4,075

            TENNESSEE (0.9%)
   24,540   Housing Development Agency RB,
              Issue 97-3Ba                          5.73   7/01/2016      10,968

36

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $ 3,000   Knox County Health, Educational, and
              Housing Facilities RB, Series 1996
              (INS)7                                5.50%  4/15/2011  $    3,218
            Nashville and Davidson County Health
              and Educational Facilities RB,
    4,000     Series 1998 (INS)5                    5.10   8/01/2016       4,018
    1,000     Series 1998 (INS)5                    5.10   8/01/2019         988
    3,500   Springfield Health and Educational
              Facilities Hospital RB, Series 1998   5.25   8/01/2018       3,182

            TEXAS (12.5%)
    1,960   Alamo Community College District RB,
              Series 2001 (INS)4                    5.00  11/01/2020       1,935
    5,410   Austin Higher Education Auth. RB,
              Series 1998                           5.13   8/01/2016       5,281
    5,610   Austin Utility Systems Subordinate Lien
              RB, Series 1998A (INS)1,a             5.15   5/15/2017       2,471
            Bastrop ISD GO,
    1,855     Series 1997 (NBGA)a                   5.55   2/15/2014       1,020
    3,030     Series 1997 (NBGA)a                   5.55   2/15/2015       1,563
    3,055     Series 1997 (NBGA)a                   5.60   2/15/2016       1,479
    3,155     Series 1997 (NBGA)a                   5.60   2/15/2017       1,432
   12,000   Bexar County Health Facilities
              Development Corp. RB, Series 1993
              (ETM)(INS)4                           5.88  11/15/2010      13,074
   32,925   Brazos River Auth. RB, Series 1999A     5.38   4/01/2019      31,399
    5,365   Cass County IDC PCRB, Series 1997B      5.35   4/01/2012       5,395
   10,425   Clint ISD Public Facility Corp. RB,
              Series 1999c                          7.00   5/01/2019      11,271
            Dallas Area Rapid Transit Senior Lien
              RB,
   10,410     Series 2001 (INS)2                    5.00  12/01/2018      10,413
   10,515     Series 2001                           5.00  12/01/2019      10,446
            Edgewood ISD GO,
    1,450     Series 2001 (NBGA)                    4.90   8/15/2018       1,424
    1,520     Series 2001 (NBGA)                    4.88   8/15/2019       1,474
    1,595     Series 2001 (NBGA)                    5.00   8/15/2020       1,565
    1,675     Series 2001 (NBGA)                    5.00   8/15/2021       1,633

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Fort Worth Higher Education Finance
              Corp. RB,
  $   515     Series 1997A                          5.50% 10/01/2006  $      541
      545     Series 1997A                          5.50  10/01/2007         572
      575     Series 1997A                          5.63  10/01/2008         602
    2,670     Series 1997A                          6.00  10/01/2012       2,791
    6,580   Fort Worth ISD, Series 2001 (NBGA)      5.00   2/15/2018       6,582
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
              Series 1992                           6.13  11/01/2004      16,523
    6,200   Gulf Coast Waste Disposal Auth. RB,
              Series 1994                           5.70   5/01/2006       6,674
    2,070   Harrison County Health Facilities
              Development Corp. RB, Series 1998
              (INS)6                                5.50   1/01/2018       2,077
            Houston ISD Public Facility Corp. RB,
    3,635     Series 1998A (INS)2,a                 5.35   9/15/2015       1,822
    2,635     Series 1998A (INS)2,a                 5.38   9/15/2016       1,238
    3,885     Series 1998A (INS)2,a                 5.40   9/15/2017       1,712
    4,955     Series 1998B (INS)2,a                 5.35   9/15/2015       2,483
    6,955     Series 1998B (INS)2,a                 5.38   9/15/2016       3,268
    4,825   Houston Water and Sewer Systems RB,
              Series 1992B                          6.00  12/01/2004       5,080
    5,000   Jefferson County Health Facilities RB,
              Series 2001 (INS)2                    5.20   8/15/2021       4,990
            Laredo ISD Public Limited GO,
      390     Series 1998A                          5.06   2/01/2002         392
      410     Series 1998A                          5.06   2/01/2003         417
      435     Series 1998A                          5.06   2/01/2004         447
      460     Series 1998A                          5.06   2/01/2005         474
      480     Series 1998A                          5.06   2/01/2006         496
      505     Series 1998A                          5.06   2/01/2007         520
      530     Series 1998A                          5.06   2/01/2008         544
    3,830   Lewisville RB, Series 1998 (INS)6       5.38   9/01/2015       3,918
   11,700   Lower Colorado River Auth. RB,
              Series 2001 (ETM)a                    6.45   1/01/2003      11,323
    4,120   Marlin ISD Public Facility Corp. RB,
              Series 1998c                          5.85   2/15/2018       4,200
            Municipal Power Agency RB,
    5,000     Series 1993 (INS)1,a                  5.63   9/01/2017       2,211
    7,000     Series 2001A Subordinate Lien (INS)2  4.75   9/01/2012       7,031
    3,670     Series 2001A Subordinate Lien (INS)2  5.00   9/01/2013       3,709

38

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Northside ISD GO,
  $ 5,300     Series 2001 (NBGA)                    5.00%  2/15/2017  $    5,333
    5,420     Series 2001 (NBGA)                    5.00   2/15/2018       5,422
   17,475   Plano ISD GO, Series 2001 (NBGA)        5.00   2/15/2019      17,364
   19,050   Port of Corpus Christi IDC PCRB,
              Series 1997B                          5.40   4/01/2018      18,965
   11,790   Public Finance Auth. Building RB,
              Series 1990 (INS)1,a                  6.06   2/01/2004      10,986
            San Antonio Electric and Gas System RB,
   10,000     Series 1991B (ETM)(INS)3,a            6.38   2/01/2004       9,331
   12,870     Series A                              5.00   2/01/2018      12,805
   10,000   TRAN, Series 2001A                      3.75   8/29/2002      10,147
    4,000   Trinity River IDA RB                    7.25   2/01/2004       4,358
            Tyler Health Facilities Development
              Corp. Hospital RB,
    4,975     Series 1993B                          6.63  11/01/2011       4,455
    1,000     Series 1997A                          5.63   7/01/2013         940
    4,500   Univ. of Texas RB, Series 2001Be        5.38   8/15/2017       4,682
            Wylie ISD,
    1,385     Series 2001 (NBGA)a                   5.00   8/15/2014         740
    1,690     Series 2001 (NBGA)a                   5.10   8/15/2015         847

            UTAH (2.3%)
      355   Housing Finance Agency RB,
              Series 1985B                          5.30   7/01/2007         356
            Intermountain Power Agency RB,
    5,115     Series 1987A (ETM)(INS)1              5.00   7/01/2012       5,118
    2,990     Series 1987A (INS)1                   5.00   7/01/2012       2,995
   10,395     Series 1988B (ETM)(INS)1,a            6.48   7/01/2003       9,925
    6,035     Series 1988B (INS)1,a                 6.48   7/01/2003       5,761
   13,855     Series 1988B (ETM)(INS)1,a            6.18   7/01/2004      12,769
    8,040     Series 1988B (INS)1,a                 6.18   7/01/2004       7,400
    4,000     Series 1997B (INS)1                   5.75   7/01/2019       4,237
    7,000   Juab County PCRB, Series 1991 (Martin
              Marietta Corp.)b                      6.00   8/01/2011       6,915

            VERMONT (0.1%)
    3,000   Educational and Health Buildings
              Financing Agency RB, Series 1998      5.50   7/01/2018       2,959

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            VIRGINIA (0.9%)
  $ 5,000   Isle of Wight County IDA PCRB,
              Series 1994                           5.80%  5/01/2004  $    5,048
   10,000   Public School Auth. RB, Series 1999A    5.13   8/01/2019      10,139
    5,000   Richmond Convention Center Auth. RB,
              Series 2000                           6.13   6/15/2020       5,472

            WASHINGTON (1.1%)
            Health Care Facilities Auth. RB,
    3,255     Series 1997A (INS)1                   5.13   8/15/2017       3,270
    2,500     Series 1998 (INS)5                    5.25   8/15/2017       2,474
    2,500     Series 1998 (INS)5                    5.30   8/15/2018       2,479
    6,185   Higher Education Facilities Auth. RB    5.20  10/01/2017       6,246
    2,000   Housing Finance Commission RB,
              Series 1999 (INS)5                    5.88   7/01/2019       2,086
            King County GO,
      500     Series 1993A (PRE)                    5.90  12/01/2007         537
    1,965     Series 1993A (PRE)                    5.90  12/01/2007       2,112
    2,755     Series 1993A                          5.90  12/01/2007       2,926
    5,000   King County Housing Auth. RB,
              Series 1998A (INS)5                   5.20   7/01/2018       4,955

            WEST VIRGINIA (0.8%)
   16,940   School Building Auth. RB, Series 1994   6.25   7/01/2004      18,286

            WISCONSIN (0.9%)
            Health and Educational Facilities Auth.
              RB,
   11,500     Series 1993 (Aurora Health Care)
              (INS)1                                5.25   8/15/2012      11,817
    4,130     Series 1995A (Waukesha Memorial
              Hospital) (INS)2                      5.25   8/15/2012       4,320
    5,000     Series 1998A (Wausau Hospital) (INS)2 5.13   8/15/2020       4,982
    1,345   Kaukauna Area School District GO,
              Series 2001 (INS)4                    4.85   3/01/2017       1,334
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $2,110,986)            2,213,378
--------------------------------------------------------------------------------

40

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            PUT BONDS (7.2%)
            CALIFORNIA (0.3%)
  $ 7,500   Statewide Communities Development Auth.
              RB, Series 1998Ad                     5.25%  5/15/2025  $    7,562

            DISTRICT OF COLUMBIA (0.8%)
            MedStar Health, Inc. RB,
   15,000     Series 2001A                          6.40   8/15/2031      15,223
    3,500     Series 2001C                          6.80   8/15/2031       3,710

            FLORIDA (0.4%)
            Housing Finance Agency MFH RB,
    4,130     Series 1996R-1 (Windwood Oaks I)
              (INS)8                                5.65  12/01/2026       4,255
    4,485     Series 1996S-1 (Windwood Oaks II)
              (INS)8                                5.65  12/01/2026       4,624

            GEORGIA (0.4%)
    9,200   De Kalb County Housing Auth. MFH RB,
              Series 2001 (Stonebridge Apartments)  4.70  10/01/2031       9,347

            ILLINOIS (0.6%)
   14,295   Hoffman Estates MFH RB, Series 1996     5.75   6/01/2021      14,790

            IOWA (0.3%)
    6,000   Finance Auth. Economic Development RB,
              Series 2000A (NBGA)                   5.65   4/01/2033       6,338

            LOUISIANA (0.2%)
    4,360   Shreveport Home Mortgage Auth. RB,
              Series 1995A (INS)8                   6.40   9/01/2025       4,490

            MICHIGAN (0.8%)
   15,000   Monroe County EDC RB,
              Series 1992CC (INS)2                  4.65  10/01/2024      15,000
    5,500   Strategic Fund PCRB, Series 1995CC
              (Detroit Edison Company) (INS)2       4.85   9/01/2030       5,722

            NEW MEXICO (0.5%)
            Bernalillo County MFH RB,
    7,700     Series 1994A (Sun Village Apts.)
              (INS)8                                6.50  10/01/2019       7,850
    3,320     Series 1995 (Sunchase Apts.) (INS)8   5.80  11/01/2025       3,403

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            NEW YORK (0.4%)
  $ 8,500   Hempstead Town IDA RB, (American
              Ref-Fuel Company) Series 2001         5.00% 12/01/2019  $    8,802

            OHIO (0.2%)
    5,500   Montgomery County IDA RB,
              Series 1992 (LOC)                     6.50   2/01/2007       5,717

            PENNSYLVANIA (0.4%)
            Philadelphia IDA RB,
    6,500     Series 1997A                          6.50  10/01/2027       6,609
    4,000     Series 1997B                          6.50  10/01/2027       4,067

            TENNESSEE (0.1%)
    2,100   Knox County Health, Educational, and
              Housing Facilities MFH RB,
              Series 2001 (Eastowne Village)
              (NBGA)                                4.90   6/01/2031       2,175

            TEXAS (0.3%)
    2,500   Gregg County Housing Finance Corp. RB,
              Series 1995A (INS)8                   6.40   9/01/2025       2,583
    4,000   Montgomery County Housing Finance
              Corp.
              MFH RB, Series 2001 (Bellshire
              Apartments) (NBGA)                    4.85   6/01/2031       4,147

            UTAH (0.7%)
            Salt Lake County MFH RB,
   10,240     Series 1995A-1 (INS)5                 5.70  10/01/2025      10,831
    6,500     Series 1995B-1 (INS)5                 5.70  10/01/2025       6,876

            VIRGINIA (0.3%)
    7,500   Henrico County Economic Development
              Auth. RB, Series 2000                 5.75  11/15/2030       7,785

42

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            WASHINGTON (0.5%)
            Chelan County Public Utility
              District #1 RB,
  $ 5,650     Series E                              5.70%  7/01/2068  $    5,987
    6,845     Series E                              5.70   7/01/2068       7,211
--------------------------------------------------------------------------------
            Total put bonds (cost: $169,281)                             175,104
--------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (0.2%)
            FLORIDA (0.1%)
    1,400   Jacksonville Health Facilities Auth.
              Hospital RB, Series 1996 (LOC)        2.75   5/01/2021       1,400
    2,100   Jacksonville Health Facilities Auth.
              IDRB, Series 2000B (LOC)              2.20   3/01/2030       2,100

            INDIANA (0.1%)
    2,125   Huntington Economic Development RB,
              Series 1998 (LOC)                     2.40  12/01/2025       2,125

            IOWA (0.0%)H
      125   Finance Auth. Purchase RB, Series 1999
              (LOC)                                 2.40   2/01/2019         125
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $5,750)                5,750
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $2,286,017)                      $2,394,232
================================================================================

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Hospitals                          15.0%  Nursing/Continuing Care Centers   2.4%
Escrowed Bonds                     13.2   Real Estate Tax/Fee               2.0
General Obligations                10.6   Airport/Port                      1.7
Multifamily Housing                 5.7   Water/Sewer Utilities - Municipal 1.7
Education                           5.1   Health Care - Miscellaneous       1.6
Buildings                           5.0   Toll Roads                        1.5
Electric/Gas Utilities - Municipal  5.0   Finance - Municipal               1.4
Appropriated Debt                   4.8   Gaming, Lottery, & Pari-mutuel
Special Assessment/Tax              4.5      Companies                      1.3
Single-Family Housing               3.8   Sales Tax                         1.1
Paper Products                      3.7   Other                             4.8
Electric Utilities                  2.8                                    ----
                                          Total                            98.7%
                                                                           ====


PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------


Alabama               0.5%    Kansas          0.4%    Ohio            1.0%
Alaska                0.3     Louisiana       2.2     Oklahoma        0.4
Arizona               0.2     Maine           1.8     Pennsylvania    4.5
Arkansas              0.5     Maryland        1.0     Puerto Rico     3.4
California            5.2     Massachusetts   0.4     Rhode Island    1.0
Colorado              0.9     Michigan        3.0     South Carolina  0.3
Connecticut           1.5     Minnesota       1.3     South Dakota    0.2
Delaware              0.3     Mississippi     2.2     Tennessee       1.0
District of Columbia  4.6     Missouri        0.4     Texas          12.8
Florida               1.6     Nebraska        0.7     Utah            3.0
Georgia               0.6     Nevada          1.1     Vermont         0.1
Hawaii                0.3     New Hampshire   0.5     Virginia        1.2
Idaho                 0.1     New Jersey      2.3     Washington      1.6
Illinois              7.8     New Mexico      0.7     West Virginia   0.8
Indiana               2.5     New York       19.9     Wisconsin       0.9
Iowa                  1.4     North Carolina  0.3                    ----
                                                      Total          98.7%
                                                                     ====

44

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 9.7% of the Fund's net assets.

          (b) Adjustable-rate security. Rate changes periodically and is subject to a floor of 6.0% and a ceiling of 12.0%.

          (c) Illiquid securities valued using methods determined by a pricing service under general supervision of the Company's Board of Directors. At September 30, 2001, these securities represented 0.6% of the Fund's net assets.

          (d) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At September 30, 2001, these securities represented 1.9% of the Fund's net assets.



              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS
                          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          (e) At September 30, 2001, the cost of securities purchased on a delayed-delivery basis was $4,727,000.

          (f) At  September  30,  2001,   portions  of  these   securities  were
              segregated to cover delayed-delivery purchases.

          (g) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the specified rate and date. At the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion.

          (h) Represents less than 0.1% of net assets.



              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $2,286,017)                               $ 2,394,232
   Cash                                                                     489
   Receivables:
      Capital shares sold                                                   296
      Interest                                                           34,408
      Securities sold                                                    15,935
                                                                    -----------
         Total assets                                                 2,445,360
                                                                    -----------

LIABILITIES

   Securities purchased                                                  15,529
   Capital shares redeemed                                                  788
   USAA Investment Management Company                                       584
   USAA Transfer Agency Company                                              79
   Accounts payable and accrued expenses                                     94
   Dividends on capital shares                                            2,982
                                                                    -----------
         Total liabilities                                               20,056
                                                                    -----------
            Net assets applicable to capital shares outstanding     $ 2,425,304
                                                                    ===========

REPRESENTED BY:

   Paid-in capital                                                  $ 2,327,714
   Accumulated net realized loss on investments                         (10,625)
   Net unrealized appreciation of investments                           108,215
                                                                    -----------
            Net assets applicable to capital shares outstanding     $ 2,425,304
                                                                    ===========
   Capital shares outstanding                                           183,806
                                                                    ===========
   Authorized shares of $.01 par value                                  302,000
                                                                    ===========
   Net asset value, redemption price, and offering price per share  $     13.19
                                                                    ===========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA INTERMEDIATE-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                     $ 65,493
                                                                       --------
   Expenses:
      Management fees                                                     3,314
      Administrative and servicing fees                                     610
      Transfer agent's fees                                                 499
      Custodian's fees                                                      162
      Postage                                                                73
      Shareholder reporting fees                                             31
      Directors' fees                                                         3
      Registration fees                                                      80
      Professional fees                                                      33
      Other                                                                  10
                                                                       --------
         Total expenses                                                   4,815
      Expenses paid indirectly                                             (143)
                                                                       --------
         Net expenses                                                     4,672
                                                                       --------
            Net investment income                                        60,821
                                                                       --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                        883
   Change in net unrealized appreciation/depreciation                    18,468
                                                                       --------
            Net realized and unrealized gain                             19,351
                                                                       --------
   Increase in net assets resulting from operations                    $ 80,172
                                                                       ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA INTERMEDIATE-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                   9/30/2001        3/31/2001
                                               ---------------------------------
   Net investment income                         $   60,821       $  117,963
   Net realized gain on investments                     883            2,185
   Change in net unrealized appreciation/
     depreciation of investments                     18,468           84,375
                                               ---------------------------------
      Increase in net assets
        resulting from operations                    80,172          204,523
                                               ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                            (60,821)        (117,963)
                                               ---------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                        190,362          257,149
   Dividend reinvestments                            45,333           86,788
   Cost of shares redeemed                         (140,551)        (242,998)
                                               ---------------------------------
      Increase in net assets from
        capital share transactions                   95,144          100,939
                                               ---------------------------------
   Net increase in net assets                       114,495          187,499

NET ASSETS

   Beginning of period                            2,310,809        2,123,310
                                               ---------------------------------
   End of period                                 $2,425,304       $2,310,809
                                               =================================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                       14,542           20,114
   Shares issued for dividends reinvested             3,466            6,800
   Shares redeemed                                  (10,720)         (19,116)
                                               ---------------------------------
      Increase in shares outstanding                  7,288            7,798
                                               =================================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

          A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

50

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

          D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $143,000.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          agreements  is to meet  temporary or emergency  cash needs,  including
          redemption   requests  that  might  otherwise   require  the  untimely
          disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $11,508,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

52

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Costs of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2001, were $247,105,000 and $155,970,000, respectively.

          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $124,315,000 and $16,100,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

              Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


              month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       -------------------------------------------------------------------------
       +/-   0.20% to 0.50%           +/-  0.04%
       +/-   0.51% to 1.00%           +/-  0.05%
       +/-   1.01% and greater        +/-  0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

54

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 2001, the Association and its affiliates owned 2,999,000 shares (1.6%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                              SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                                YEAR ENDED MARCH 31
                            -------------------------------------------------------------------------------------------
                                2001            2001            2000            1999            1998            1997
                            -------------------------------------------------------------------------------------------
Net asset value at
   beginning of period      $    13.09      $    12.58      $    13.39      $    13.38      $    12.77      $    12.77
Net investment income              .34             .69             .69             .70             .71             .72
Net realized and
   unrealized gain (loss)          .10             .51            (.81)            .01             .61               -
Distributions from net
   investment income              (.34)           (.69)           (.69)           (.70)           (.71)           (.72)
                            -------------------------------------------------------------------------------------------
Net asset value at
   end of period            $    13.19      $    13.09      $    12.58      $    13.39      $    13.38      $    12.77
                            ===========================================================================================
Total return (%) *                3.47            9.83            (.84)           5.42           10.59            5.80
Net assets at end
   of period (000)          $2,425,304      $2,310,809      $2,123,310      $2,344,401      $2,039,505      $1,725,684
Ratio of expenses to
   average net assets (%)          .41a,b          .36             .36             .36             .37             .37
Ratio of net investment
   income to average
   net assets (%)                 5.14a           5.41            5.39            5.21            5.42            5.65
Portfolio turnover (%)            6.73c           9.41           10.46           11.85            7.87           23.05



  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.
(c) The Fund may simultaneously purchase and sell the same securities. These transactions can be high in volume and are dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:
      Portfolio turnover (%)     6.37
    Purchases and sales of this type are as follows:
      Purchases (000)          $8,421
      Sales (000)               8,432

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                LEGAL COUNSEL   Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

              INTERNET ACCESS   USAA.COM


                                                                    Recycled
                                                                     Paper

USAA logo appears here.  WE KNOW WHAT IT MEANS TO SERVE.(R)
                         ---------------------------------------------------
                         INSURANCE - BANKING - INVESTMENTS - MEMBER SERVICES





39594-1101                                   (C)2001, USAA. All rights reserved.